Restructuring, Impairments and Gains on Sale - Schedule of Net Restructuring Charges (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restructuring Charges [Line Items]
Restructuring expenses	$ 15,934	$ 18,964	$ 481,979	$ 155,180	$ 206,703	$ 329,221
Settlement Agreement [Member]
Restructuring Charges [Line Items]
Restructuring expenses			$ 102,000
Threshold per unit distribution for partnership profits interest units amended initially per share value			$ 10.00
Settlement Agreement [Member] | Adam Neumann [Member]
Restructuring Charges [Line Items]
Catch up base amount			$ 0
We Holdings LLC [Member]
Restructuring Charges [Line Items]
Restructuring expenses			$ 428,300
SBG [Member] | We Holdings LLC [Member] | Settlement Agreement [Member]
Restructuring Charges [Line Items]
Number of shares purchased during period			30,139,971
Price per share	$ 19.19		$ 19.19
Aggregate purchase price of shares			$ 578,400